Segment Information Segment Information - Additional Information (Detail) - 12 months ended Dec. 31, 2017	Total	Property	States	Communities
Segment Reporting Information [Line Items]
Number of Real Estate Properties		302		301
Number of states in which apartment units are located (states)			17
Period properties owned and stabilized (months)	12 months
Occupancy Level for Stabilized Communities	90.00%
Period Properties Stabilized	90 days